COMPARABLE YEAR INFORMATION (UNAUDITED) (Details Narrative) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Potential common shares excluded from earnings per share (in shares)	13,629,643	12,921,728	10,946,415